UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22227

IndexIQ ETF Trust

(Exact name of registrant as specified in charter)

800 Westchester Ave.	Rye Brook, NY 10573

(Address of principal executive offices)	(Zip code)

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Ave., Suite N-611
Rye Brook, NY 10573

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: January 31, 2011

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedules of Investments -
IQ Hedge Multi-Strategy Tracker ETF

January 31, 2011(unaudited)

	Shares	Value

Investment Companies - 93.6%

Aggregate Bond Fund - 30.8%
iShares Barclays Aggregate Bond Fund	216,594	$22,885,322
SPDR Barclays Capital Aggregate Bond
ETF	7,784	432,324
Vanguard Total Bond Market ETF	224,524	18,038,258

Total Aggregate Bond Fund		41,355,904

Commodity Fund - 2.0%
PowerShares DB Commodity Index
Tracking Fund*	91,947	2,623,248

Corporate Bond Fund - 5.4%
iShares Barclays Credit Bond Fund*	3,549	370,658
iShares iBoxx $ Investment Grade
Corporate Bond Fund	63,767	6,917,444

Total Corporate Bond Fund		7,288,102

Currency Harvest Fund - 8.2%
PowerShares DB G10 Currency Harvest
Fund*	462,836	11,006,240

Emerging Equity Fund - 20.5%
iShares MSCI Emerging Markets Index
Fund	313,009	14,338,942
Vanguard Emerging Markets ETF	284,518	13,227,242

Total Emerging Equity Fund		27,566,184

High Yield Corporate Bond Fund - 11.5%
iShares iBoxx $ High Yield Corporate Bond
Fund	90,192	8,277,822
SPDR Barclays Capital High Yield Bond
ETF	179,024	7,248,681

Total High Yield Corporate Bond Fund		15,526,503

International Bond Fund - 3.4%
iShares JPMorgan USD Emerging Markets
Bond Fund	21,370	2,264,579
PowerShares Emerging Markets Sovereign
Debt Portfolio	33,981	893,360
SPDR Barclays Capital International
Treasury Bond ETF	23,334	1,375,306

Total International Bond Fund		4,533,245

Treasury Inflation-Protected Security - 0.0%(a)
iShares Barclays US Treasury Inflation
Protected Securities Fund	396	42,586

U.S. Short-Term Treasury Bond Fund - 10.0%
iShares Barclays 1-3 Year Treasury Bond
Fund	69,100	5,810,619
iShares Barclays Short Treasury Bond Fund	25,867	2,851,061
SPDR Barclays Capital 1-3 Month T-Bill
ETF*	15,903	729,153
Vanguard Short-Term Bond ETF	50,210	4,054,457

Total U.S. Short-Term Treasury Bond Fund		13,445,290

U.S. Small Cap Equity Fund - 1.8%
iShares Russell 2000 Index Fund	30,305	2,362,275

Total Investment Companies - 93.6%
(Cost $122,766,159)		$125,749,577
Other Assets in Excess of Liabilities - 6.4%(b)		8,658,505

Net Assets - 100.0%		$134,408,082

*	Non-income producing securities.

(a)	Less than 0.005%

(b)	Other Assets in Excess of Liabilities includes net unrealized depreciation on future and swap contracts.

ETF- Exchange Traded Fund

Schedules of Investments -
IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2011 (unaudited)

Open futures contract outstanding at January 31, 2011:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at January 31, 2011	Unrealized Depreciation

E-Mini MSCI EAFE Index Future	Morgan Stanley	March 2011	(108)	$(8,916,030)	$(9,143,280)	$(227,250)

Collateral with broker for futures contract was $903,702 at January 31, 2011.

Swap contract outstanding at January 31, 2011:

Total Return Benchmark	Annual Financing Rate	Expiration Date	Notional Amount	Unrealized Depreciation

iShares Dow Jones Real Estate	(1.16)%	7/06/2012	$(8,215,988)	$(188,590)

Cash held as collateral with broker for swap contract was $1,728,964 at January 31, 2011.

Morgan Stanley acts as the counterparty to the total return swap contract listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

Schedules of Investments -
IQ Hedge Macro Tracker ETF

January 31, 2011 (unaudited)

	Shares	Value

Investment Companies - 94.0%

Commodity Fund - 4.2%
PowerShares DB Commodity Index
Tracking Fund*	40,041	$1,142,370

Corporate Bond Fund - 18.7%
iShares Barclays Credit Bond Fund	2,513	262,458
iShares iBoxx $ Investment Grade
Corporate Bond Fund	44,240	4,799,155

Total Corporate Bond Fund		5,061,613

Currency Harvest Fund - 6.1%
PowerShares DB G10 Currency Harvest
Fund*	69,481	1,652,258

Emerging Equity Fund - 29.2%
iShares MSCI Emerging Markets Index
Fund	89,780	4,112,822
Vanguard Emerging Markets ETF	81,605	3,793,816

Total Emerging Equity Fund		7,906,638

International Bond Fund - 7.5%
iShares JP Morgan USD Emerging Markets
Bond Fund	9,641	1,021,657
PowerShares Emerging Markets Sovereign
Debt Portfolio	15,306	402,394
SPDR Barclays Capital International
Treasury Bond ETF	10,520	620,049

Total International Bond Fund		2,044,100

Short-Term Treasury Bond Fund - 22.9%
iShares Barclays 1-3 Year Treasury Bond
Fund	31,890	2,681,630
iShares Barclays Short Treasury Bond Fund	11,924	1,314,263
SPDR Barclays Capital 1-3 Month T-Bill
ETF*	7,277	333,651
Vanguard Short-Term Bond ETF	23,161	1,870,251

Total Short-Term Treasury Bond Fund		6,199,795

U.S. Small Cap Equity Fund - 5.4%
iShares Russell 2000 Index Fund	18,590	1,449,091

Total Investment Companies - 94.0%
(Cost $25,156,124)		$25,455,865
Other Assets in Excess of Liabilities - 6.0%(a)		1,634,326

Net Assets - 100.0%		$27,090,191

*	Non-income producing securities.

(a)	Other Assets in Excess of Liabilities includes net unrealized depreciation on swap contracts.

ETF- Exchange Traded Fund

Schedules of Investments -
IQ Hedge Macro Tracker ETF (continued)

January 31, 2011 (unaudited)

Swap contract outstanding at January 31, 2011:

Total Return Benchmark	Annual Financing Rate	Expiration Date	Notional Amount	Unrealized Depreciation

iShares Dow Jones Real Estate	(1.16)%	7/06/2012	$(3,723,659)	$(86,022)

Cash held as collateral with broker for swap contract was $758,700 at January 31, 2011.

Morgan Stanley acts as the counterparty to the total return swap contract listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

Schedules of Investments -
IQ Real Return ETF

January 31, 2011 (unaudited)

	Shares	Value

Investment Companies - 88.1%

Currency Fund - 9.4%
CurrencyShares Japanese Yen Trust*	9,858	$1,187,100

Emerging Equity Fund - 3.6%
iShares MSCI Emerging Markets Index	5,125	234,776
Vanguard Emerging Markets ETF	4,656	216,458

Total Emerging Equity Fund		451,234

Gold Fund - 0.7%
PowerShares DB Gold Fund*	1,909	89,456

Short-Term Treasury Bond Fund - 72.6%
iShares Barclays Short Treasury Bond Fund	63,875	7,040,303
SPDR Barclays Capital 1-3 Month T-Bill
ETF*	47,417	2,174,069

Total Short-Term Treasury Bond Fund		9,214,372

U.S. Small Cap Equity Fund - 1.8%
iShares Russell 2000 Index Fund	3,011	234,707

Total Investment Companies - 88.1%
(Cost $11,170,003)		$11,176,869
Other Assets in Excess of Liabilities - 11.9%		1,508,189

Net Assets - 100.0%		$12,685,058

   * Non-income producing securities.
ETF- Exchange Traded Fund

Swap contract outstanding at January 31, 2011:

	Annual			Unrealized
	Financing	Expiration	Notional	Appreciation
Total Return Benchmark	Rate	Date	Amount	(Depreciation)

iShares S&P 500 Index Fund	0.57%	07/06/12	$5,171,166	$-
SPDR S&P ETF Trust	(0.23)%	07/06/12	(5,169,317)	-

			$1,849	$-

Cash held as collateral with broker for swap contract was $1,502,342 at January 31, 2011.

Morgan Stanley acts as the counterparty to the total return swap contract listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

Schedules of Investments -
IQ Global Resources ETF

January 31, 2011 (unaudited)

	Shares	Value

Common Stocks - 89.2%

Australia - 4.3%
Aquila Resources Ltd.*	11,343	$103,703
Australian Agricultural Co., Ltd.*	104,041	157,668
BHP Billiton Ltd.	9,225	406,982
Coal & Allied Industries Ltd.	1,891	241,416
Macarthur Coal Ltd.	17,308	215,356
New Hope Corp. Ltd.	34,056	166,374
Newcrest Mining Ltd.	31,521	1,162,150
Whitehaven Coal Ltd.	20,978	147,242
Woodside Petroleum Ltd.	4,412	183,165

Total Australia		2,784,056

Belgium - 0.2%
Umicore	2,331	119,683

Bermuda - 0.3%
People's Food Holdings Ltd.	293,704	190,449

Canada - 14.0%
Agnico-Eagle Mines Ltd.	6,546	448,551
Barrick Gold Corp.	40,687	1,930,929
Canadian Natural Resources Ltd.	5,750	256,673
Canfor Corp.*	15,046	183,365
Centerra Gold, Inc.	9,707	155,952
Domtar Corp.	7,391	649,891
Eldorado Gold Corp.	22,236	357,688
Enbridge, Inc.	2,097	121,721
EnCana Corp.	2,918	94,140
Goldcorp, Inc.	30,369	1,220,225
IAMGOLD Corp.	9,387	178,684
Imperial Oil Ltd.	4,790	213,820
Kinross Gold Corp.	29,067	483,554
New Gold, Inc.*	18,049	144,717
Pan American Silver Corp.	5,880	192,757
Silver Wheaton Corp.*	14,287	441,215
Sino-Forest Corp.*	42,541	926,311
Suncor Energy, Inc.	6,641	275,267
Teck Resources Ltd. Class B	2,410	146,130
TransCanada Corp.	2,673	97,674
West Fraser Timber Co., Ltd.	5,976	301,474
Yamana Gold, Inc.	30,680	345,677

Total Canada		9,166,415

Finland - 3.5%
HKScan Oyj Class A*	18,342	196,397
M-real Oyj Class B*	47,694	211,858
UPM-Kymmene Oyj	91,360	1,883,828

Total Finland		2,292,083

France - 5.5%
GDF Suez	3,242	128,788
Suez Environnement Co.	62,715	1,297,042
Total SA	2,703	158,294
Veolia Environnement	63,216	1,978,655

Total France		3,562,779

Germany - 0.2%
Suedzucker AG	5,890	157,345

Hong Kong - 1.2%
China Agri-Industries Holdings Ltd.	123,999	132,656
CNOOC Ltd.	50,805	112,093
Hong Kong & China Gas Co., Ltd.	40,000	90,511
Lee & Man Paper Manufacturing Ltd.	631,994	437,773

Total Hong Kong		773,033

Ireland - 0.3%
Kerry Group PLC Class A	5,501	178,516

Italy - 0.2%
Eni SpA	5,536	131,304

Japan - 5.5%
Ajinomoto Co., Inc.	30,550	338,947
Daio Paper Corp.	29,000	203,881
Hokuetsu Kishu Paper Co., Ltd.	21,500	120,188
Itoham Foods, Inc.	91,000	333,211
Marudai Food Co., Ltd.	53,000	174,014
Maruha Nichiro Holdings, Inc.	217,998	380,492
Mitsubishi Materials Corp.*	35,000	107,653
Mitsui & Co., Ltd.	9,000	151,593
Nippon Meat Packers, Inc.	94,310	1,248,949
Nippon Paper Group, Inc.	16,490	429,911
Nisshin Seifun Group, Inc.	1,000	12,596
Nissin Foods Holdings Co., Ltd.	400	14,222
Sumitomo Metal Mining Co., Ltd.	2,000	32,833
Yamazaki Baking Co., Ltd.	1,000	11,937

Total Japan		3,560,427

Netherlands - 2.2%
CSM	2,078	68,289
New World Resources NV Class A	16,682	271,212
Nutreco Holding NV	13,811	984,424
Royal Dutch Shell PLC Class A	4,160	147,004

Total Netherlands		1,470,929

Norway - 0.2%
Statoil ASA	4,751	115,321

Portugal - 0.5%
Portucel-Empresa Produtora de Pasta e
Papel SA	94,399	320,834

Singapore - 2.2%
Golden Agri-Resources Ltd.	337,000	185,613

Schedules of Investments -
IQ Global Resources ETF (continued)

January 31, 2011 (unaudited)

	Shares	Value

Common Stocks (continued)

Singapore (continued)
Indofood Agri Resources Ltd.*	43,000	$83,648
Olam International Ltd.	82,000	194,750
Straits Asia Resources Ltd.	38,161	77,515
Wilmar International Ltd.	219,999	904,058

Total Singapore		1,445,584

Spain - 0.6%
Ebro Foods SA	8,353	174,413
Repsol YPF SA	6,910	217,656

Total Spain		392,069

Sweden - 1.8%
Boliden AB	5,369	112,302
Holmen AB B Shares	8,044	306,236
Sandvik AB	39,243	772,624

Total Sweden		1,191,162

Switzerland - 1.3%
Barry Callebaut AG*	164	131,860
Lindt & Spruengli AG	40	104,677
Sulzer AG	4,381	608,906

Total Switzerland		845,443

United Kingdom - 8.8%
Anglo American PLC	4,365	214,119
Antofagasta PLC	4,960	111,702
Associated British Foods PLC	22,483	382,449
BG Group PLC	5,429	121,830
BP PLC	21,028	163,305
Centrica PLC	20,930	107,245
Cranswick PLC	18,629	255,124
Eurasian Natural Resources Corp. PLC	7,090	114,359
Hochschild Mining PLC	14,044	108,966
Kazakhmys PLC	8,897	214,617
Northumbrian Water Group PLC	58,793	278,277
Pennon Group PLC	45,319	437,716
Petropavlovsk PLC	2,912	47,716
Randgold Resources Ltd.	3,746	283,807
Rio Tinto PLC	4,517	309,663
Severn Trent PLC	28,029	614,170
Tate & Lyle PLC	13,344	117,876
United Utilities Group PLC	91,708	798,365
Vedanta Resources PLC	4,579	166,638
Weir Group PLC	27,077	686,990
Xstrata PLC	9,707	215,342

Total United Kingdom		5,750,276

United States - 36.4%
Alpha Natural Resources, Inc.*	3,226	173,333
American Water Works Co., Inc.	22,365	570,308
Anadarko Petroleum Corp.	2,918	224,919
Apache Corp.	1,908	227,739
Aqua America, Inc.	15,417	356,441
Arch Coal, Inc.	6,637	227,317
Archer-Daniels-Midland Co.	22,632	739,387
Bucyrus International, Inc. Class A	2,072	188,055
Bunge Ltd.	4,268	290,523
Chesapeake Energy Corp.	2,799	82,654
Chevron Corp.	1,990	188,911
ConAgra Foods, Inc.	12,603	281,425
ConocoPhillips	1,906	136,203
CONSOL Energy, Inc.	4,840	240,548
Corn Products International, Inc.	2,415	111,404
Devon Energy Corp.	1,307	115,918
EOG Resources, Inc.	971	103,305
Exxon Mobil Corp.	4,117	332,160
Flowers Foods, Inc.	2,961	74,706
Flowserve Corp.	7,136	891,929
Freeport-McMoRan Copper & Gold, Inc.	1,554	168,997
General Mills, Inc.	23,386	813,365
Green Mountain Coffee Roasters, Inc.*	4,620	155,140
Halliburton Co.	3,795	170,775
Hershey Co.	5,132	239,613
Hess Corp.	1,403	118,020
Hormel Foods Corp.	58,580	2,893,852
IDEX Corp.	9,135	362,294
ITT Corp.	23,469	1,382,793
J.M. Smucker Co.	3,709	230,552
Joy Global, Inc.	2,391	208,447
Kellogg Co.	10,728	539,618
Kraft Foods, Inc. Class A	61,101	1,867,858
Marathon Oil Corp.	2,758	126,041
Massey Energy Co.	3,918	246,285
McCormick & Co., Inc.	3,206	141,705
MeadWestvaco Corp.	30,111	862,078
National Oilwell Varco, Inc.	1,807	133,537
Newmont Mining Corp.	19,967	1,099,583
Occidental Petroleum Corp.	1,180	114,082
Peabody Energy Corp.	8,892	563,931
Pentair, Inc.	13,969	505,259
Royal Gold, Inc.	2,073	96,187
Sara Lee Corp.	20,611	349,769
Schlumberger Ltd.	1,024	91,126
Seaboard Corp.	470	940,940
Smithfield Foods, Inc.*	72,683	1,447,119
Southwestern Energy Co.*	1,511	59,684
Titanium Metals Corp.*	3,590	67,671
Tyson Foods, Inc. Class A	134,366	2,210,321

Total United States		23,763,827

Total Common Stocks - 89.2%
(Cost $56,193,179)		$58,211,535
Other Assets in Excess of Liabilities - 10.8%(a)		7,025,434

Net Assets - 100.0%		$65,236,969

Schedules of Investments -
IQ Global Resources ETF (continued)

January 31, 2011 (unaudited)

Industry	Value	% of Net Assets

Livestock	$11,412,959	17.5%
Water	10,769,145	16.5
Grains, Food & Fiber	9,028,918	13.8
Precious Metals	8,698,358	13.3
Timber	6,837,628	10.5
Energy	5,112,478	7.8
Coal	3,843,358	5.9
Industrial Metals	2,508,691	3.9

Total Common Stocks	$58,211,535	89.2%
Other Assets in Excess of Liabilities(a)	7,025,434	10.8

Total Net Assets	$65,236,969	100.0%

*	Non-income producing securities.

(a)	Other Assets in Excess of Liabilities includes net unrealized depreciation on futures contracts.

Schedules of Investments -
IQ Global Resources ETF (continued)

January 31, 2011 (unaudited)

Open futures contracts outstanding at January 31, 2011:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at January 31, 2011	Unrealized Depreciation

E-Mini MSCI EAFE Index Future	Morgan Stanley	March 2011	(75)	$(6,219,436)	$(6,349,500)	$(130,064)
S&P 500 E-Mini Future	Morgan Stanley	March 2011	(99)	(6,170,167)	(6,347,880)	(177,713)

						$(307,777)

Collateral with broker for futures contracts was $1,107,371 at January 31, 2011.

Schedules of Investments -
IQ Merger Arbitrage ETF

January 31, 2011 (unaudited)

	Shares	Value

Common Stocks - 79.4%

Consumer Discretionary - 6.0%
bwin Interactive Entertainment AG	2,234	$83,079
J. Crew Group, Inc.*	24,116	1,047,117
Jo-Ann Stores, Inc.*	3,688	222,497

Total Consumer Discretionary		1,352,693

Consumer Staples - 14.1%
Alberto-Culver Co.	31,444	1,171,289
Del Monte Foods Co.	106,802	2,024,966

Total Consumer Staples		3,196,255

Energy - 3.4%
Allis-Chalmers Energy, Inc.*	10,805	81,902
Atlas Energy, Inc.*	12,359	547,503
EXCO Resources, Inc.	7,323	147,046

Total Energy		776,451

Financials - 7.0%
ASX Ltd.	20,833	775,986
Marshall & Ilsley Corp.	80,446	562,318
NewAlliance Bancshares, Inc.	7,156	106,982
Whitney Holding Corp.	9,675	128,774

Total Financials		1,574,060

Health Care - 11.4%
Crucell NV*	4,531	152,194
Dionex Corp.*	675	79,637
Genzyme Corp.*	22,800	1,672,380
Martek Biosciences Corp.*	7,940	249,395
Talecris Biotherapeutics Holdings Corp.*	9,242	226,429
Tenet Healthcare Corp.*	28,328	188,381

Total Health Care		2,568,416

Industrials - 17.5%
AirTran Holdings, Inc.*	135,941	1,004,604
Bucyrus International, Inc.	14,836	1,346,515
Dollar Thrifty Automotive Group, Inc.*	21,016	1,019,696
Draka Holding NV*	9,826	244,507
Hochtief AG	1,062	94,130
Ladish Co., Inc.*	4,542	243,179

Total Industrials		3,952,631

Information Technology - 11.2%
Compellent Technologies, Inc.*	3,365	93,311
Hypercom Corp.*	15,474	138,338
L-1 Identity Solutions, Inc.*	15,378	183,460
LTX-Credence Corp.*	8,583	76,088
McAfee, Inc.*	27,334	1,309,299
Novell, Inc.*	70,182	422,496
Sonic Solutions, Inc.*	9,852	143,691
Verigy Ltd.*	12,898	172,059

Total Information Technology		2,538,742

Materials - 2.2%
Avoca Resources Ltd.*	17,877	52,579
Ventana Gold Corp.*	3,828	48,030
Western Coal Corp.*	30,984	387,203

Total Materials		487,812

Utilities - 6.6%
Allegheny Energy, Inc.	44,836	1,155,872
Dynegy, Inc.*	10,102	63,542
Nicor, Inc.	1,896	95,691
NSTAR	4,087	177,294

Total Utilities		1,492,399

Total Common Stocks - 79.4%
(Cost $17,699,116)		$17,939,459
Other Assets in Excess of Liabilities - 20.6%(a)		4,651,241

Net Assets - 100.0%		$22,590,700

*	Non-income producing securities.

(a)	Other Assets in Excess of Liabilities includes net unrealized depreciation on futures contracts.

Schedules of Investments -
IQ Merger Arbitrage ETF (continued)

January 31, 2011 (unaudited)

Open futures contracts outstanding at January 31, 2011:

		Expiration	Number of	Value at	Value at	Unrealized
Type	Broker	Date	Contracts	Trade Date	January 31, 2011	Depreciation

E-Mini MSCI EAFE Index Future	Morgan Stanley	March 2011	(23)	$(1,896,120)	$(1,947,180)	$(51,060)
S&P 500 Mini Future	Morgan Stanley	March 2011	(31)	(1,917,117)	(1,987,720)	(70,603)

						$(121,663)

Cash held as collateral with broker for futures contracts was $323,500 at January 31, 2011.

Schedules of Investments -
IQ Australia Small Cap ETF

January 31, 2011 (unaudited)

	Shares	Value

Common Stocks - 99.9%

Consumer Discretionary - 18.8%
APN News & Media Ltd.	109,898	$189,553
Aristocrat Leisure Ltd.	117,419	347,688
Austar United Communications Ltd.*	159,025	152,999
Billabong International Ltd.	56,654	458,650
Consolidated Media Holdings Ltd.	45,943	136,041
David Jones Ltd.	136,407	644,629
Flight Centre Ltd.	15,045	351,747
G.U.D. Holdings Ltd.	17,874	182,659
Invocare Ltd.	27,491	196,519
JB Hi-Fi Ltd.	29,444	541,319
Myer Holdings Ltd.	158,464	575,079
Navitas Ltd.	55,729	212,246
Pacific Brands Ltd.*	252,515	260,569
Southern Cross Media Group Ltd.	82,535	157,169
Ten Network Holdings Ltd.	163,811	228,647
West Australian Newspapers Holdings Ltd.	45,523	282,304
Wotif.com Holdings Ltd.	32,299	136,537

Total Consumer Discretionary		5,054,355

Consumer Staples - 3.1%
Goodman Fielder Ltd.	361,176	453,717
GrainCorp. Ltd.	49,514	371,228

Total Consumer Staples		824,945

Energy - 11.4%
Aquila Resources Ltd.*	43,389	396,683
Aurora Oil And Gas Ltd.*	102,534	311,790
AWE Ltd.*	145,129	257,555
Beach Energy Ltd.	292,971	230,753
Bow Energy Ltd.*	87,414	101,968
Coalspur Mines Ltd.*	91,275	176,542
Cockatoo Coal Ltd.*	149,519	76,026
Linc Energy Ltd.*	80,770	198,903
Nexus Energy Ltd.*	223,972	102,718
Riversdale Mining Ltd.*	41,242	650,491
Straits Resources Ltd.	61,246	138,001
Whitehaven Coal Ltd.	59,694	418,985

Total Energy		3,060,415

Financials - 4.8%
Bank of Queensland Ltd.	59,960	591,225
IOOF Holdings Ltd.	49,167	384,313
Tower Australia Group Ltd.	80,914	315,425

Total Financials		1,290,963

Health Care - 6.7%
Acrux Ltd.*	39,271	139,385
Ansell Ltd.	36,924	484,094
Primary Health Care Ltd.	121,052	445,342
Ramsay Health Care Ltd.	35,131	598,938
Sigma Pharmaceuticals Ltd.*	312,476	138,635

Total Health Care		1,806,394

Industrials - 23.8%
Boart Longyear Group	125,677	545,055
Bradken Ltd.	36,551	337,083
Cabcharge Australia Ltd.	29,887	168,653
Crane Group Ltd.	20,916	207,698
CSR Ltd.	421,827	675,001
Downer EDI Ltd.	90,320	346,689
Emeco Holdings Ltd.	171,249	186,955
GWA Group Ltd.	80,799	261,809
Hastie Group Ltd.	55,913	57,139
Hills Holdings Ltd.	55,826	103,525
Industrea Ltd.	80,356	105,351
Macmahon Holdings Ltd.	167,265	90,052
Mermaid Marine Australia Ltd.	55,286	173,628
Mineral Resources Ltd.	29,716	351,967
Monadelphous Group Ltd.	21,609	417,311
NRW Holdings Ltd.	52,374	126,365
SAI Global Ltd.	51,254	238,638
Seek Ltd.	88,983	590,849
Spotless Group Ltd.	70,331	157,069
Transfield Services Ltd.	126,436	393,297
Transpacific Industries Group Ltd.*	131,906	174,251
UGL Ltd.	44,605	671,515
Virgin Blue Holdings Ltd.*	89,626	35,296

Total Industrials		6,415,196

Information Technology - 2.1%
carsales.com.au Ltd.	26,995	129,995
Iress Market Technology Ltd.	27,031	241,741
Silex Systems Ltd.*	33,600	185,250

Total Information Technology		556,986

Materials - 27.7%
Adelaide Brighton Ltd.	132,077	441,131
Aquarius Platinum Ltd.	107,258	594,565
Atlas Iron Ltd.*	129,038	410,396
Ausdrill Ltd.	53,159	154,229
Avoca Resources Ltd.*	62,514	183,863
Coal of Africa Ltd.*	105,559	175,228
Discovery Metals Ltd.*	103,838	124,232
Duluxgroup Ltd.	97,372	260,174
Grange Resources Ltd.*	99,055	78,019
Gunns Ltd.*	229,333	131,471
Iluka Resources Ltd.*	113,965	963,524
Independence Group NL	37,068	264,980
Integra Mining Ltd.*	205,411	104,445
Intrepid Mines Ltd.*	112,551	193,568
Kagara Ltd.*	148,207	113,038
Kingsgate Consolidated Ltd.	27,305	253,447
Macarthur Coal Ltd.	39,626	493,049
Medusa Mining Ltd.	40,023	265,754
Minara Resources Ltd.*	95,057	86,242
Mincor Resources NL	52,838	92,716
Mount Gibson Iron Ltd.*	174,842	367,810
Nufarm Ltd.*	48,492	252,852
OceanaGold Corp.*	33,624	89,507
OM Holdings Ltd.	77,705	114,271
PanAust Ltd.*	640,122	516,943
Panoramic Resources Ltd.	52,179	121,733
Resolute Mining Ltd.*	96,330	125,814

Schedules of Investments -
IQ Australia Small Cap ETF (continued)

January 31, 2011 (unaudited)

	Shares	Value

Common Stocks (continued)

Materials (continued)
Silver Lake Resources Ltd.*	48,631	$91,152
St. Barbara Ltd.*	88,709	164,504
Western Areas NL	38,594	248,184

Total Materials		7,476,841

Telecommunication Services - 0.7%
iiNet Ltd.	27,072	71,796
TPG Telecom Ltd.	77,746	112,781

Total Telecommunication Services		184,577

Utilities - 0.8%
Energy World Corp., Ltd.*	228,554	108,237
Envestra Ltd.	201,477	116,506

Total Utilities		224,743

Total Common Stocks - 99.9%
(Cost $25,952,286)		$26,895,415
Other Assets in Excess of Liabilities - 0.1%		35,485

Net Assets - 100.0%		$26,930,900

*	Non-income producing securities.

Schedules of Investments -
IQ Canada Small Cap ETF

January 31, 2011 (unaudited)

	Shares	Value

Common Stocks - 99.9%

Consumer Discretionary - 1.7%
Great Canadian Gaming Corp.*	25,596	$187,060
RONA, Inc.*	55,225	774,613

Total Consumer Discretionary		961,673

Consumer Staples - 1.7%
BioExx Specialty Proteins Ltd.*	82,161	189,745
Cott Corp.*	40,193	321,865
Jean Coutu Group, Inc. Class A	50,092	469,746

Total Consumer Staples		981,356

Energy - 24.7%
AltaGas Ltd.	34,837	783,637
Angle Energy, Inc.*	27,561	198,665
Bankers Petroleum Ltd.*	102,946	858,355
Birchcliff Energy Ltd.*	52,957	600,912
BlackPearl Resources, Inc.*	119,845	902,207
Canyon Services Group, Inc.	20,969	234,165
Celtic Exploration Ltd.*	29,801	592,892
Connacher Oil and Gas Ltd.*	189,364	272,616
Corridor Resources, Inc.*	37,625	200,867
Crew Energy, Inc.*	33,990	683,368
Denison Mines Corp.*	127,771	479,021
Ensign Energy Services, Inc.	53,158	861,476
Fairborne Energy Ltd.*	32,968	153,263
Galleon Energy, Inc. Class A*	26,977	113,005
Gran Tierra Energy, Inc.*	101,040	908,123
Legacy Oil + Gas, Inc.*	46,766	722,354
Nuvista Energy Ltd.	36,948	349,441
Precision Drilling Corp.*	116,787	1,228,292
Progress Energy Resources Corp.	71,013	966,955
Questerre Energy Corp.*	94,365	140,569
Savanna Energy Services Corp.	33,491	237,392
Southern Pacific Resource Corp.*	144,748	254,693
Trican Well Service Ltd.	60,816	1,333,970
Uranium One, Inc.*	192,112	1,258,019

Total Energy		14,334,257

Financials - 10.9%
Canadian Western Bank	28,260	837,417
Dundee Capital Markets, Inc.*	19,985	21,778
Dundee Corp. Class A*	27,873	617,790
DundeeWealth, Inc.	20,573	395,520
Endeavour Mining Corp.*	48,036	136,868
GMP Capital, Inc.	22,598	327,363
Industrial Alliance Insurance and Financial
Services, Inc.	35,434	1,301,874
Onex Corp.	39,065	1,257,579
Pinetree Capital Ltd.*	58,275	214,398
TMX Group, Inc.	31,442	1,198,270

Total Financials		6,308,857

Industrials - 7.7%
Aecon Group, Inc.	22,643	223,204
Air Canada Class B*	61,309	194,914
CAE, Inc.	108,900	1,385,950
IESI-BFC Ltd.	51,675	1,229,558
Russel Metals, Inc.	25,352	592,835
WestJet Airlines Ltd.	61,592	845,447

Total Industrials		4,471,908

Information Technology - 4.0%
Celestica, Inc.*	87,899	867,346
Open Text Corp.*	24,142	1,193,282
Wi-Lan, Inc.	44,088	291,790

Total Information Technology		2,352,418

Materials - 48.7%
Alamos Gold, Inc.	49,065	742,658
Anvil Mining Ltd.*	41,300	240,306
Aura Minerals, Inc.*	65,871	249,589
Aurizon Mines Ltd.*	68,458	435,968
Avalon Rare Metals, Inc.*	39,593	228,790
B2Gold Corp.*	104,796	242,018
Baffinland Iron Mines Corp.*	107,341	160,971
Breakwater Resources Ltd.*	23,100	135,563
Canfor Corp.*	33,787	411,761
Capstone Mining Corp.*	84,746	393,123
Cascades, Inc.	29,842	216,599
China Gold Intl Resources Corp., Ltd.*	44,418	228,696
Cline Mining Corp.*	58,263	234,159
Crocodile Gold Corp.*	95,441	127,859
Dundee Precious Metals, Inc.*	40,790	318,082
Eastern Platinum Ltd.*	381,912	610,906
Equinox Minerals Ltd.*	369,121	2,206,792
European Goldfields Ltd.*	57,610	863,934
First Majestic Silver Corp.*	40,251	494,964
Fortuna Silver Mines, Inc.*	50,215	199,806
Gammon Gold, Inc.*	58,866	443,739
Gold Wheaton Gold Corp.*	45,500	213,342
Golden Star Resources Ltd.*	109,552	405,241
Grande Cache Coal Corp.*	41,243	444,488
Harry Winston Diamond Corp.*	35,674	386,253
High River Gold Mines Ltd.*	92,509	117,457
HudBay Minerals, Inc.	63,208	1,047,727
Inmet Mining Corp.	21,372	1,595,021
Jaguar Mining, Inc.*	34,626	206,319
Katanga Mining Ltd.*	202,059	284,832
Kirkland Lake Gold, Inc.*	25,636	349,588
Medoro Resources Ltd.*	58,913	124,275
Mercator Minerals Ltd.*	82,797	355,938
Methanex Corp.	39,133	1,064,934
Minefinders Corp., Ltd.*	33,878	327,857
Minera Andes, Inc.*	75,456	189,347
Neo Material Technologies, Inc.*	50,508	406,993
New Gold, Inc.*	166,084	1,331,661
North American Palladium Ltd.*	46,765	307,169
Northgate Minerals Corp.*	123,335	315,659
NovaGold Resources, Inc.*	72,895	972,176
Pan American Silver Corp.	45,456	1,490,130
Quadra FNX Mining Ltd.*	80,439	1,085,655
San Gold Corp.*	127,688	372,756
SEMAFO, Inc.*	115,092	1,173,645
Sherritt International Corp.	124,588	1,088,627
Silvercorp Metals, Inc.	73,946	782,892

Schedules of Investments -
IQ Canada Small Cap ETF (continued)

January 31, 2011 (unaudited)

	Shares	Value

Common Stocks (continued)

Materials (continued)
Taseko Mines Ltd.*	79,302	$449,530
Thompson Creek Metals Co., Inc.*	69,677	946,674
Western Coal Corp.*	87,057	1,087,940
Yukon-Nevada Gold Corp.*	190,925	127,888

Total Materials		28,238,297

Telecommunication Services - 0.5%
Manitoba Telecom Services, Inc.	8,952	276,279

Total Common Stocks - 99.9%
(Cost $53,836,976)		$57,925,045
Other Assets in Excess of Liabilities - 0.1%		66,927

Net Assets - 100.0%		$57,991,972

*	Non-income producing securities.

Schedules of Investments -
IQ South Korea Small Cap ETF

January 31, 2011 (unaudited)

	Shares	Value

Common Stocks - 99.9%

Consumer Discretionary - 21.2%
China Great Star International Ltd.*	17,292	$30,226
CJ Internet Corp.	5,167	92,391
Dongyang Mechatronics Corp.	6,480	76,572
Handsome Co., Ltd.	5,618	95,696
Hanil E-Wha Co., Ltd.	8,400	46,596
Hotel Shilla Co., Ltd.	10,009	253,059
Hyundai Greenfood Co., Ltd.	16,890	157,407
Interpark Corp.*	12,663	58,724
Kumho Tire Co., Inc.*	7,181	92,220
LG Fashion Corp.	5,913	168,483
Lotte Midopa Co., Ltd.	4,441	66,142
Nexen Tire Corp.	10,700	108,785
ON*Media Corp.*	21,120	96,060
Pyeong Hwa Automotive Co., Ltd.	2,784	42,829
S&T Dynamics Co., Ltd.	6,810	124,199
Sejong Industrial Co., Ltd.	1,970	22,664
SL Corp.	4,670	78,298
S.M. Entertainment Co.*	3,435	64,178
Ssangyong Motor Co.*	9,770	93,230
Sungwoo Hitech Co., Ltd.	6,731	97,246
Woongjin Chemical Co., Ltd.*	86,790	89,012

Total Consumer Discretionary		1,954,017

Consumer Staples - 1.6%
Daesang Corp.*	6,590	43,314
Dongaone Co., Ltd.	7,924	27,525
Kook Soon Dang Brewery Co., Ltd.	2,770	24,630
Korea Kolmar Co., Ltd.	7,476	48,204

Total Consumer Staples		143,673

Financials - 13.4%
Daishin Securities Co., Ltd.	12,906	184,158
Hanwha Securities Co., Ltd.	18,069	139,067
Korean Reinsurance Co.	26,179	284,833
LIG Insurance Co., Ltd.	12,952	309,564
Meritz Fire & Marine Insurance Co., Ltd.	27,308	253,280
NH Investment & Securities Co., Ltd.	8,130	71,200

Total Financials		1,242,102

Health Care - 3.4%
Bukwang Pharmaceutical Co., Ltd.	2,445	28,128
Chabio & Diostech Co., Ltd.*	15,655	157,067
Hanall Biopharma Co., Ltd.*	8,713	62,397
Osstem Implant Co., Ltd.*	3,642	44,335
RNL Bio Co., Ltd.*	12,180	25,201

Total Health Care		317,128

Industrials - 17.1%
BHI Co., Ltd.	1,550	28,752
Dongkuk Structures & Construction Co.,
Ltd.*	3,285	22,089
Dong Yang Gang Chul Co., Ltd.*	10,628	50,993
Doosan Engineering & Construction Co.,
Ltd.	16,046	87,292
Halim Holdings Co., Ltd.*	15,245	58,938
Hyunjin Materials Co., Ltd.*	1,605	25,192
Korea Line Corp.*	3,314	74,479
SDN Co., Ltd.	4,417	40,967
Sewon Cellontech Co., Ltd.	7,050	27,067
STX Corp.*	8,162	243,484
STX Engine Co., Ltd.	5,256	163,591
STX Metal Co., Ltd.*	3,310	37,490
STX Offshore & Shipbuilding Co., Ltd.	12,960	375,635
Sung Kwang Bend Co., Ltd.	4,616	89,331
Taihan Electric Wire Co., Ltd.*	17,716	113,441
TK Corp.*	3,682	80,779
Unison Co., Ltd.*	1,282	7,409
Wooree ETI Co., Ltd.	9,056	52,416

Total Industrials		1,579,345

Information Technology - 26.8%
Ace Digitech Co., Ltd.*	2,972	47,444
Atto Co., Ltd.*	14,587	127,488
AUK Corp.*	12,931	56,162
Daeduck Electronics Co.	12,259	85,823
Daeduck GDS Co., Ltd.	6,120	46,010
Danal Co., Ltd.*	1,531	14,951
Daou Technology, Inc.	8,800	73,301
Daum Communications Corp.*	3,211	230,809
Digitech Systems Co., Ltd.*	3,441	61,989
DMS Co., Ltd.*	2,393	26,250
Duksan Hi-Metal Co., Ltd.*	4,713	90,578
DuzonBIzon Co., Ltd.*	4,800	58,646
GameHi Co., Ltd.*	26,955	55,410
Gemvax & Kael Co., Ltd.*	6,670	149,009
Hanmi Semiconductor Co., Ltd.	3,920	27,373
Iljin Display Co., Ltd.*	4,100	40,952
Jusung Engineering Co., Ltd.*	7,003	124,909
KH Vatec Co., Ltd.	3,793	71,036
Korea Digital Communications Corp.*	8,804	17,902
Lumens Co., Ltd.*	4,786	38,500
Neowiz Games Corp.*	3,525	151,525
Nepes Corp.*	4,955	92,798
Partron Co., Ltd.	4,550	91,706
POSCO ICT Co., Ltd.*	11,475	91,489
Sam Young Electronics Co., Ltd.	3,590	35,858
SBS Contents Hub Co., Ltd.	2,232	23,887
SFA Engineering Corp.	4,734	249,091
Shinsung Holdings Co., Ltd.*	9,620	75,241
Simm Tech Co., Ltd.	6,061	73,242
SK Communications Co., Ltd.*	4,784	66,344
SNU Precision Co., Ltd.	4,520	83,241

Total Information Technology		2,478,964

Materials - 16.4%
Capro Corp.*	7,090	159,340
Dongbu HiTek Co., Ltd.*	8,810	87,212
Dongbu Steel Co., Ltd.	5,400	47,340
Dongjin Semichem Co., Ltd.	9,568	57,171
Dongkuk Industries Co., Ltd.	10,741	45,692
Foosung Co., Ltd.*	16,750	68,267
Hansol Paper Co., Ltd.	13,060	111,580
KP Chemical Corp.	13,190	336,425
MNTECH Co., Ltd.	1,897	16,292
Namhae Chemical Corp.	6,600	100,357

Schedules of Investments -
IQ South Korea Small Cap ETF (continued)

January 31, 2011 (unaudited)

	Shares	Value

Common Stocks (continued)

Materials (continued)
Poongsan Corp.	5,600	$220,744
Shinwha Intertek Corp.*	1,469	14,280
SKC Co., Ltd.	6,093	239,362
SSCP Co., Ltd.	2,591	10,155

Total Materials		1,514,217

Total Common Stocks - 99.9%
(Cost $8,103,738)		$9,229,446
Other Assets in Excess of Liabilities - 0.1%		13,042

Net Assets - 100.0%		$9,242,488

*	Non-income producing securities.

Schedules of Investments -
IQ Taiwan Small Cap ETF

January 31, 2011 (unaudited)

	Shares	Value

Investments - 99.8%
Common Stocks – 99.8%
Consumer Discretionary - 11.2%
Altek Corp.	29,585	$44,986
Ambassador Hotel	25,000	39,865
Asia Optical Co., Inc.*	17,000	35,188
Aurora Corp.	9,000	15,452
Lealea Enterprise Co., Ltd.	48,000	29,509
Makalot Industrial Co., Ltd.	10,000	23,557
Mercuries & Associates Ltd.	28,000	22,035
Merida Industry Co., Ltd.	16,000	29,261
Nien Hsing Textile Co., Ltd.	25,210	21,272
Sanyang Industry Co., Ltd.*	57,000	34,845
Shinkong Textile Co., Ltd.	19,000	30,068
Test-Rite International Co., Ltd.	30,000	22,524

Total Consumer Discretionary		348,562

Consumer Staples - 4.3%
Great Wall Enterprise Co., Ltd.	32,550	35,201
Hey Song Corp.	35,000	31,582
Lien Hwa Industrial Corp.	43,000	34,136
Taiwan Tea Corp.	47,000	33,588

Total Consumer Staples		134,507

Financials - 2.4%
Hung Poo Real Estate Development Corp.	16,000	25,651
Hung Sheng Construction Co., Ltd.	38,000	25,651
Kindom Construction Co., Ltd.	25,000	24,109

Total Financials		75,411

Industrials - 12.3%
AcBel Polytech, Inc.	27,000	21,806
BES Engineering Corp.	104,000	37,609
Champion Building Materials Co., Ltd.	27,000	22,085
Eastern Media International Corp.*	108,000	26,893
First Steamship Co., Ltd.	18,000	37,816
King Slide Works Co., Ltd.	5,200	26,953
Phihong Technology Co., Ltd.	17,554	31,135
Powercom Co., Ltd.*	11,000	25,875
Shih Wei Navigation Co., Ltd.	20,000	27,312
Shin Zu Shing Co., Ltd.	8,000	21,601
Silitech Technology Corp.	9,070	27,833
T JOIN Transportation Co., Ltd.	36,000	35,770
Yungtay Engineering Co., Ltd.	27,000	38,265

Total Industrials		380,953

Information Technology - 51.9%
Ali Corp.	1,000	1,519
Alpha Networks, Inc.	19,000	17,014
Career Technology MFG. Co., Ltd.	24,000	44,883
Compal Communications, Inc.	24,000	25,872
Compeq Manufacturing Co., Ltd.*	80,000	50,834
CyberLink Corp.	3,062	10,651
CyberTAN Technology, Inc.	25,000	33,838
Darfon Electronics Corp.	16,800	21,466
D-Link Corp.	51,000	54,451
Edison Opto Corp.	7,000	38,694
Elite Semiconductor Memory Technology,
Inc.	1,000	2,022
Elitegroup Computer Systems Co., Ltd.	59,000	24,485
Forhouse Corp.	7,000	7,040
Formosa Epitaxy, Inc.	32,000	49,484
Gemtek Technology Corp.	22,460	32,604
Getac Technology Corp.	24,000	15,168
Gigabyte Technology Co., Ltd.	39,000	43,250
Gigastorage Corp.	19,000	31,966
Global Mixed-Mode Technology, Inc.	5,000	24,194
Greatek Electronics, Inc.	36,839	38,190
Green Energy Technology, Inc.	11,224	50,833
Holystone Enterprise Co., Ltd.	8,746	11,190
Infortrend Technology, Inc.	21,000	27,990
ITE Technology, Inc.	18,000	37,568
ITEQ Corp.	22,000	34,930
J Touch Corp.*	7,000	25,314
Jess-Link Products Co., Ltd.	1,900	4,273
King Yuan Electronics Co., Ltd.*	100,000	62,854
Kinpo Electronics, Inc.*	113,000	43,199
Lotes Co., Ltd.	3,180	17,304
Mosel Vitelic, Inc.*	60,000	30,170
Neo Solar Power Corp.*	21,430	55,724
Nuvoton Technology Corp.	8,000	15,567
Opto Technology Corp.	1,000	730
Pan Jit International, Inc.*	27,000	37,475
Radiant Opto-Electronics Corp.	31,960	70,226
Ralink Technology Corp.	6,200	23,275
Senao International Co., Ltd.	9,000	19,156
Silicon Integrated Systems Corp.	51,000	36,974
Sintek Photronic Corp.*	59,000	46,533
Solartech Energy Corp.	13,460	37,086
Sonix Technology Co., Ltd.	10,000	22,662
Sunplus Technology Co., Ltd.*	1,000	785
Taiflex Scientific Co., Ltd.	11,000	28,527
Taiwan PCB Techvest Co., Ltd.	5,000	7,250
Taiwan Surface Mounting Technology Corp.	18,000	46,805
Tong Hsing Electronic Industries Ltd.	8,000	37,471
TXC Corp.	22,439	42,968
Unity Opto Technology Co., Ltd.	9,402	17,356
Unizyx Holding Corp.*	29,000	23,321
Wah Lee Industrial Corp.	13,000	27,356
Walsin Technology Corp.*	42,000	29,436
Wistron NeWeb Corp.	14,697	44,138
WT Microelectronics Co., Ltd.	17,000	27,811

Total Information Technology		1,611,882

Materials - 17.7%
Cheng Loong Corp.	67,000	33,228
China Metal Products Co., Ltd.	19,749	21,969
China Synthetic Rubber Corp.	37,000	38,102
Everlight Chemical Industrial Corp.	23,000	26,695
Formosan Rubber Group, Inc.	34,000	35,071
Grand Pacific Petrochemical Corp.	70,000	51,833
Ho Tung Chemical Corp.*	55,760	31,783
Shinkong Synthetic Fibers Corp.	118,000	61,366
TA Chen Stainless Pipe Co., Ltd.	43,837	32,385
Taiwan Hon Chuan Enterprise Co., Ltd.	18,320	43,599
Universal Cement Corp.	29,000	18,827
UPC Technology Corp.	57,099	47,786
USI Corp.	50,280	66,669
Yieh Phui Enterprise Co., Ltd.	100,800	41,139

Total Materials		550,452

Schedules of Investments -
IQ Taiwan Small Cap ETF (continued)

January 31, 2011 (unaudited)

	Shares	Value

Total Common Stocks - 99.8%
(Cost $2,536,088)		$3,101,767

Rights – 0.0%(a)
Information Technology - 0.0%(a)
J Touch Corp.*	467	402
Taiflex Scientific Co., Ltd.	317	189

Total Rights
(Cost $0)		591

Total Investments - 99.8%
(Cost $2,536,088)		$3,102,358
Other Assets in Excess of Liabilities - 0.2%		6,051

Net Assets - 100.0%		$3,108,409

*	Non-income producing securities.

(a)	Less than 0.005%.

FAIR VALUE MEASUREMENT

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access.

  Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

  Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Fund’s have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (ASC 820-10): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of January 31, 2011 in valuing the Fund’s assets and liabilities carried at fair value:

	Quoted Prices in Active Market Level 1	Other Significant Inputs Level 2	Significant Unobservable Inputs Level 3

IQ Hedge Multi-Strategy Tracker ETF
Investment Companies*	$125,749,577	$-	$-
Other Financial Instruments**	-	(415,840)	-

Total	$125,749,577	$(415,840)	$-

IQ Hedge Macro Tracker ETF
Investment Companies*	$25,455,865	$-	$-
Other Financial Instruments**	-	(86,022)	-

Total	$25,455,865	$(86,022)	$-

IQ Real Return ETF
Investment Companies*	$11,176,869	$-	$-
Other Financial Instruments**	-	-	-

Total	$11,176,869	$-	$-

IQ Global Resources ETF
Common Stock †	$58,211,535	$-	$-
Other Financial Instruments**	-	(307,777)	-

Total	$58,211,535	$(307,777)	$-

IQ Merger Arbitrage ETF
Common Stock *	$17,939,459	$-	$-
Other Financial Instruments**	-	(121,663)	-

Total	$17,939,459	$(121,663)	$-

IQ Australia Small Cap ETF
Common Stock *	$26,895,415	$-	$-

Total	$26,895,415	$-	$-

IQ Canada Small Cap ETF
Common Stock *	$57,925,045	$-	$-

Total	$57,925,045	$-	$-

IQ South Korea Small Cap ETF
Common Stock *	$9,229,446	$-	$-

Total	$9,229,446	$-	$-

IQ Taiwan Small Cap ETF
Common Stock *	$3,101,767	$-	$-
Rights*	-	591	-

Total	$3,101,767	$591	$-

  * Please refer to the Schedule of Investments to view securities segregated by industry type.

** Derivative instruments, including swap transactions, and futures contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

  † Please refer to the Schedule of Investments to view securities segregated by country.

There were no transfers between Level 1 and 2 securities during the period.

The cost basis on investments for Federal income tax purposes at January 31, 2011 was as follows (unaudited)*:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
IQ Hedge Multi-Strategy Tracker ETF	$123,299,587	$3,303,047	$(853,057)	$2,449,990
IQ Hedge Macro Tracker ETF	25,174,639	393,786	(112,560)	281,226
IQ Real Return ETF	11,173,748	18,629	(15,508)	3,121
IQ Global Resources ETF	56,226,770	2,948,073	(963,308)	1,984,765
IQ Merger Arbitrage ETF	17,700,704	389,398	(150,643)	238,755
IQ Australia Small Cap ETF	25,970,055	1,869,506	(944,146)	925,360
IQ Canada Small Cap ETF	53,913,895	4,845,410	(834,260)	4,011,150
IQ South Korea Small Cap ETF	8,103,823	1,322,471	(196,848)	1,125,623
IQ Taiwan Small Cap ETF	2,536,088	582,234	(15,964)	566,270

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)

The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under then 1940 Act (17 CFR 270.30a-2(a)). Filed hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ ETF Trust

By:	/s/ Adam S. Patti

Adam S. Patti
Principal Executive Officer

Date:	March 16, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam S. Patti

Adam S. Patti
Principal Executive Officer

Date:	March 16, 2011

By:	/s/ David L. Fogel

David L. Fogel
Principal Financial Officer

Date:	March 16, 2011

Exhibit 99.CERT

CERTIFICATIONS

I, Adam S. Patti, certify that:

1.	I have reviewed this report on Form N-Q of IndexIQ ETF Trust;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: March 16, 2011
/s/ Adam S. Patti

Adam S. Patti
Principal Executive Officer

CERTIFICATIONS

I, David L. Fogel, certify that:

1.	I have reviewed this report on Form N-Q of IndexIQ ETF Trust;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: March 16, 2011
/s/ David L. Fogel

David L. Fogel
Principal Financial Officer